Business Combination (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		9 Months Ended	0 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 ESC, Inc. d/b/a ESC Software [Member]	May 06, 2014 ESC, Inc. d/b/a ESC Software [Member]	Sep. 30, 2014 ESC, Inc. d/b/a ESC Software [Member] Customer Lists [Member]	May 06, 2014 ESC, Inc. d/b/a ESC Software [Member] Vice President [Member]	Dec. 31, 2012 HighTower [Member]
Business Acquisition [Line Items]
Principal amount							$ 350,000	$ 350,000
Intangible asset, estimated useful life			5 years						5 years
Agreement Term										3 years
Other commitment										162,000
Stock option granted					0	2,874,710				600,000
Option Exercise Price										$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										5 years
Payments to Acquire Businesses, Gross						441,964					441,964
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue											299,634
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles						694,000					46,000
Net Income (Loss) Attributable to Parent							9,000				461,647
Revenue, Net	6,086,465	4,374,951	16,266,032	12,290,088	17,400,051	13,178,985	429,000				1,145,319
Costs and Expenses											683,672
Operating expenses	$ 2,091,041	$ 1,693,071	$ 6,109,551	$ 4,725,822	$ 6,491,537	$ 6,510,532	$ 420,000